Selected Statements of Income Data (Details) - Schedule of Research and Development Costs, Net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Research and Development Costs, Net [Line Items]
Total costs	$ 13,511	$ 13,149	$ 12,188
Less - capitalized software costs	(3,183)	(3,059)	(3,193)
Research and development, net	$ 10,328	$ 10,090	$ 8,995